Financial Instruments and Risk Management - Financial Risk (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	$ 4,900,000,000
Line of credit, current borrowing capacity	4,261,000,000
Authorised capital commitments, pre-registration	3,000,000,000		$ 3,000,000,000
Revenues	22,252,000,000	$ 18,583,000,000
Bank operating loan
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	900,000,000	850,000,000
Line of credit, current borrowing capacity	461,000,000
Syndicated Bank Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	4,000,000,000
Line of credit, current borrowing capacity	3,800,000,000
Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues		$ 3,300,000,000
Single customer over 10% of revenue | Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues	$ 4,200,000,000